Condensed Financial Information of the Parent Company Only (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ (2,372)	$ 1,766	$ 1,919	$ 2,101	$ 1,988	$ 1,884	$ 1,412	$ 1,998	$ 3,414	$ 7,282	$ 8,599
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation expense									3	17	10
Other, net									(88)	(267)	(252)
Net cash provided (used) by operating activities									12,479	13,531	13,342
Cash flows from investing activities:
Net cash (used) provided by investing activities									(112,925)	(94,235)	(50,230)
Cash flows from financing activities:
Cash dividends paid - common stock									(1,474)	(1,097)	(1,058)
Purchase of treasury stock									(878)	(623)	(33)
Net cash used in financing activities									137,329	79,322	22,456
Net (decrease) increase in cash and due from banks									36,883	(1,382)	(14,432)
Cash and cash equivalents, beginning of year				25,995				27,377	25,995	27,377	41,809
Cash and cash equivalents, end of year	62,878				25,995				62,878	25,995	27,377
HAWTHORN BANCSHARES, INC.
Cash flows from operating activities:
Net income									3,414	7,282	8,599
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries									(4,679)	(9,432)	(9,926)
Stock based compensation expense									3	17	10
Decrease (increase) in deferred tax asset									881	(442)	(127)
Other, net									453	769	732
Net cash provided (used) by operating activities									72	(1,806)	(712)
Cash flows from investing activities:
Investment in subsidiary									(250)	2,500	5,750
Net cash (used) provided by investing activities									(250)	2,500	5,750
Cash flows from financing activities:
Cash dividends paid - common stock									(1,474)	(1,097)	(1,058)
Purchase of treasury stock									(878)	(623)	(33)
Net cash used in financing activities									(2,352)	(1,720)	(1,091)
Net (decrease) increase in cash and due from banks									(2,530)	(1,026)	3,947
Cash and cash equivalents, beginning of year				$ 3,945				$ 4,971	3,945	4,971	1,024
Cash and cash equivalents, end of year	$ 1,415				$ 3,945				$ 1,415	$ 3,945	$ 4,971